Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005	Jun. 24, 2005
Current assets:
Cash	$ 3,795,310	$ 27,689	$ 952,401	$ 9,703
Deferred financing costs	0		103,250
Prepaid expenses and advances	49,122	8,841	41,809
Deposit - Lithium Permit Auction	1,745,455
Total current assets	5,589,887	36,530	1,097,460
Mineral rights	63,741,000	63,741,000	64,041,000
Property and equipment, net	159,808	175,220
Other assets	10,873	10,650
Total non-current assets	63,911,681	63,926,870	64,041,000
Total assets	69,501,568	63,963,400	65,138,460
Current liabilities:
Accounts payable	972,338	2,331,722	259,992
Accounts payable - related parties	9,260	104,326	110,986
Accrued expenses	529,511	994,827	433,028
Accrued registration rights penalties	518,243	518,243
Zero-coupon convertible debt, net of unamortized discount of $-0- and $1,304,674, respectively	1,678,186	1,783,181	372,764
Notes payable	525,000	1,245,000	95,000
Total current liabilities	4,232,538	6,977,299	1,271,770
Derivative liabilities - warrant instruments	12,059,887	7,653,928	15,244,754
Total liabilities	16,292,425	14,631,227	16,516,524
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 990,000,000 shares authorized; 323,782,553 and 279,913,920 shares issued and outstanding as of June 30, 2012 and June 30, 2011, respectively	392,108	323,783	279,914
Additional paid-in capital	69,078,599	63,578,079	58,307,796
Other comprehensive income	(32,409)	83,563
Deficit accumulated during exploration stage	(39,205,300)	(37,773,845)	(35,461,774)
Total stockholders' equity of Li3 Energy, Inc.	30,232,998	26,211,580	23,125,936	(86,210)	(18,305)	27,351	43,432	7,500
Non-controlling interests	22,976,145	23,120,593	25,496,000
Total stockholders' equity	53,209,143	49,332,173	48,621,936	(86,210)	(18,305)	27,351	43,432	7,500
Total liabilities and stockholders' equity	$ 69,501,568	$ 63,963,400	$ 65,138,460